Investments: Investment Income (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Investment Income

	2015	2014	2013

Gross investment income:
Debt securities	$389	$304	$275
Policy loans	5	8	8
Other investments	-	-	6

Total gross investment income	394	312	289
Investment expenses	(28)	(34)	(113)

Net investment income	$366	$278	$176